Supplement Dated May 7, 2014
To the Current Prospectus and Statement of Additional Information

ING Simplicity Variable Annuity

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.
If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973.
ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May
2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.
Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-
based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds.
Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the
Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

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The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.
You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street,
N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the S&P
500® Index, while maintaining a market level of risk.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co., LLC

Voya Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while maintaining a
Investment Adviser: Voya Investments, LLC	market level of risk.
Subadviser: Voya Investment Management Co., LLC

Voya Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while maintaining a
Investment Adviser: Voya Investments, LLC	market level of risk.
Subadviser: Voya Investment Management Co., LLC

Voya Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: Voya Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Subadviser: Voya Investment Management Co. LLC	anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted International
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Limited Maturity Bond Portfolio (Class S)	Seeks highest current income consistent with low risk to
principal and liquidity and secondarily, seeks to enhance its
Investment Adviser: Directed Services LLC	total return through capital appreciation when market factors,
Subadviser: Voya Investment Management Co. LLC	such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Voya Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

VY Invesco Equity and Income Portfolio (Class S)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company	opportunity for growth of capital and income.

VY T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Subadviser: T. Rowe Price Associates, Inc.

IMPORTANT INFORMATION REGARDING AN UPCOMING FUND REORGANIZATION

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio”:

Merging Portfolio	Surviving Portfolio
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)

Subject to shareholder approval, the reorganization is expected to take place on or about July 18, 2014 (the
“Reorganization Date”), resulting in a shareholder of the Merging Portfolio becoming a shareholder of the Surviving
Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to the Merging Portfolio will be automatically allocated to the Surviving Portfolio. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolio are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

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